Financial risk management - Effects of hedge accounting (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk management
Carrying amount of hedging instruments	€ (148)	€ (222)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	2	46
Notional amount of hedging instruments	968	1,350
Notional amount of hedged items	968	1,353
Change in intrinsic value of hedging instruments since 1 January	22	(12)
Change in value of hedged items used to determine hedge effectiveness	(15)	20
Net investment hedges
Risk management
Carrying amount of hedging instruments	5	(9)
Notional amount of hedging instruments	1,166	4,299
Notional amount of hedged items	1,166	4,299
Change in intrinsic value of hedging instruments since 1 January	132	(126)
Change in value of hedged items used to determine hedge effectiveness	(132)	126
Fair value hedges for FX risk
Risk management
Carrying amount of hedging instruments	(45)	(145)
Notional amount of hedging instruments	1,354	1,456
Notional amount of hedged items	1,354	1,458
Change in intrinsic value of hedging instruments since 1 January	40	(111)
Change in value of hedged items used to determine hedge effectiveness	(42)	112
Fair value and cash flow hedges
Risk management
Carrying amount of hedging instruments	(174)	(247)
Notional amount of hedging instruments	3,205	3,438
Notional amount of hedged items	(3,205)	(3,438)
Change in intrinsic value of hedging instruments since 1 January	89	(265)
Change in value of hedged items used to determine hedge effectiveness	€ (93)	€ 262